Nature And Description of The Company - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 $ / Segments Employees
Disclosure of subsidiaries [line items]
Address of entity registered office	904, 1331 Macleod Trail SE, Calgary, Canada
Number of employees | Employees	2,000
Number of operating segments | $ / Segments	3